Financial Risk Management - Loans and Advances Whose Terms Have Been Renegotiated (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	84,856,335	94,825,134
Gross carrying amount [member] | Neither past due nor impaired [member] | Renegotiated loans and advances without providing any financial concessions [Member]
Disclosure of renegociated loans and advances [Line Items]
Loans and advances	¥ 292,466	¥ 463,092